FAIR VALUES (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Assets measured at fair value on a recurring basis
Liabilities measured at fair value	$ 0	$ 0
Securities available-for-sale	63,804	70,311
Transfer of assets between level 1 and level 2
Transfer of assets from level 1 to level 2	0	0
Transfer of assets from level 2 to level 1	0	0
U.S. government-sponsored entities
Assets measured at fair value on a recurring basis
Securities available-for-sale	8,906	6,001
Residential agency mortgage-backed
Assets measured at fair value on a recurring basis
Securities available-for-sale	54,898	64,310
Recurring | Total | U.S. government-sponsored entities
Assets measured at fair value on a recurring basis
Securities available-for-sale	8,906	6,001
Recurring | Total | Residential agency mortgage-backed
Assets measured at fair value on a recurring basis
Securities available-for-sale	54,898	64,310
Recurring | Significant Other Observable Inputs (Level 2) | U.S. government-sponsored entities
Assets measured at fair value on a recurring basis
Securities available-for-sale	8,906	6,001
Recurring | Significant Other Observable Inputs (Level 2) | Residential agency mortgage-backed
Assets measured at fair value on a recurring basis
Securities available-for-sale	$ 54,898	$ 64,310